Going concern (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Going concern [Abstract]
Net income (loss) before taxes	$ (163,208)	$ (99,872)	$ (281,229)	$ (174,883)
Working capital deficiency	$ (3,782,260)		$ (3,782,260)